RISK MANAGEMENT - Changes in ECL (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Optimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	$ (1,282,025)	$ (731,608)
Pessimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	1,209,700	$ 1,140,884
GDP Growth | Optimistic scenario | 1% increase
RISK MANAGEMENT
Increase (decrease) in ECL	(82,969)
GDP Growth | Optimistic scenario | Unchanged
RISK MANAGEMENT
Increase (decrease) in ECL	82,300
GDP Growth | Optimistic scenario | 1% decrease
RISK MANAGEMENT
Increase (decrease) in ECL	276,700
GDP Growth | Base scenario | 1% increase
RISK MANAGEMENT
Increase (decrease) in ECL	(165,269)
GDP Growth | Base scenario | 1% decrease
RISK MANAGEMENT
Increase (decrease) in ECL	194,400
GDP Growth | Pessimistic scenario | 1% increase
RISK MANAGEMENT
Increase (decrease) in ECL	(242,168)
GDP Growth | Pessimistic scenario | Unchanged
RISK MANAGEMENT
Increase (decrease) in ECL	(76,899)
GDP Growth | Pessimistic scenario | 1% decrease
RISK MANAGEMENT
Increase (decrease) in ECL	$ 117,501